UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 186,062	$ 165,492
Investments in equity securities	4,662	5,104
Investment in sales-type leases, current portion	39,111	20,640
Trade and other receivables	125,621	86,946
Total current assets	381,098	298,059
Vessels, rigs and equipment, net	2,809,216	2,654,733
Capital improvements, newbuildings and vessel purchase deposits	49,357	86,058
Vessels under finance lease, net	552,856	573,454
Investment in sales-type leases, long-term portion	0	35,099
Investments in associated companies	16,487	16,473
Loans and long-term receivables from associated companies	45,000	45,000
Other long-term assets	12,996	22,513
Total assets	3,867,010	3,731,389
Current liabilities
Short-term debt and current portion of long-term debt	570,992	432,918
Finance lease liability, current portion	391,553	419,341
Total current liabilities	1,113,437	969,195
Long-term liabilities
Long-term debt	1,711,892	1,713,828
Other long-term liabilities	5,775	8,969
Total liabilities	2,831,104	2,691,992
Stockholders’ equity
Stockholders’ equity	1,035,906	1,039,397
Total liabilities and stockholders’ equity	3,867,010	3,731,389
Related Party
Current assets
Other receivables	8,630	3,532
Loans and long-term receivables from associated companies	45,000	45,000
Current liabilities
Other current liabilities	1,199	2,890
Nonrelated Party
Current assets
Other receivables	17,012	16,345
Current liabilities
Other current liabilities	$ 149,693	$ 114,046